Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements
8. Fair Value Measurements
Certain
non-financial
assets, such as intangible assets and property, equipment and software, are remeasured at fair value only if an impairment is recognized in the current period.
Financial Instruments Recorded at Fair Value on a Recurring Basis
The Company’s warrant liabilities are remeasured at each reporting period
.
Financial Instruments Not Recorded at Fair Value on a Recurring Basis
Some of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that are approximate fair value due to their liquid or short-term nature. Such financial assets and financial liabilities include cash and cash equivalents, including money market deposits, accounts receivables, certain other assets, accounts payable, accrued expenses, and other current liabilities.

The following summarizes the fair value of our financial instruments as of December 31, 2024 (in thousands):

	Quoted Prices In Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Common stock warrants	—	—	45	$45
Preferred stock warrants	—	—	67	$67

Total	—	—	$112	$112

The following summarizes the fair value of our financial instruments as of December 31, 2023 (in thousands):

	Quoted Prices In Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Common stock warrants	—	—	64	$64
Preferred stock warrants	—	—	99	$99

Total	—	—	$163	$163

The following table shows the Company warrant activity for the years ended December 31, 2024 and 2023 (in thousands):

	Common Stock warrants	Preferred Stock warrants	Total
Balance at December 31, 2022	218	885	1,103
Change in fair value	(154)	(346)	(500)
Exercises	—	(359)	(359)
Cancellations	—	(81)	(81)
Balance at December 31, 2023	64	99	163
Change in fair value	(19)	(32)	(51)

Balance at December 31, 2024	45	67	112